MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Note	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2020		$327,414	$250,145	$188,960	$378,754	$1,145,273
Acquisiton of Roxgold	6	112,499	697,537	15,047	70,453	895,536
Additions		54,882	59,600	34,210	23,433	172,125
Changes in closure and reclamation provision		2,262	1,552	-	(85)	3,729
Disposals		-	-	-	(5,643)	(5,643)
Transfers		261,055	(242,038)	(227,591)	208,574	-
Balance at December 31, 2021		$758,112	$766,796	$10,626	$675,486	$2,211,020

ACCUMULATED DEPLETION
Balance at December 31, 2020		$191,842	$-	$-	$162,304	$354,146
Disposals		-	-	-	(4,319)	(4,319)
Depletion and depreciation		83,618	-	-	65,221	148,839
Balance at December 31, 2021		$275,460	$-	$-	$223,206	$498,666

Net Book Value at December 31, 2021		$482,652	$766,796	$10,626	$452,280	$1,712,354

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2019	$312,577	$211,799	$222,906	$286,732	$1,034,014
Additions	12,143	33,804	49,333	9,805	105,085
Changes in closure and reclamation provision	3,927	4,730	-	682	9,339
Disposals	(1,233)	(188)	-	(1,744)	(3,165)
Transfers	-	-	(83,279)	83,279	-
Balance at December 31, 2020	$327,414	$250,145	$188,960	$378,754	$1,145,273

ACCUMULATED DEPLETION
Balance at December 31, 2019	$170,857	$-	$-	$133,982	$304,839
Disposals	(543)	-	-	(1,126)	(1,669)
Depletion and depreciation	21,528	-	-	29,448	50,976
Balance at December 31, 2020	$191,842	$-	$-	$162,304	$354,146

Net Book Value at December 31, 2020	$135,572	$250,145	$188,960	$216,450	$791,127